Tingo foods PLC purchase price allocation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Tingo foods PLC purchase price allocation (Details) [Line Items]
Interest rate per annum	5.00%
Statutory income tax rate	30.00%
Revenues	$ 851,245,000	$ 9,563,000	$ 146,035,000	$ 55,676,000
Promissory Note [Member]
Tingo foods PLC purchase price allocation (Details) [Line Items]
Merger consideration transferred	204,000
Tingo Foods [Member]
Tingo foods PLC purchase price allocation (Details) [Line Items]
Revenues	577,219
Net profit	$ 100,213